Income Taxes	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

Note 15—Income Taxes

The Corporation accounts for income taxes based on the asset and liability method. Deferred tax assets and liabilities are recorded based on the difference between the tax basis of assets and liabilities and their carrying amounts for financial reporting purposes, computed using enacted tax rates. Significant net deferred tax assets have been created for net operating loss (NOL) carryforwards and deductible temporary differences, the largest of which relates to our allowance for loan losses. For income tax purposes, only net charge-offs on uncollectible loans are deductible, not the provision for credit losses.

Under generally accepted accounting principles, a valuation allowance is required to be recognized if it is “more likely than not” that a deferred tax asset will not be realized. The determination of the realizability of the deferred tax assets is highly subjective and dependent upon management’s evaluation and judgment of both positive and negative evidence, the forecasts of future income, applicable tax planning strategies, and assessments of the current and future economic and business conditions. The Corporation considers both positive and negative evidence regarding the ultimate realizability of deferred tax assets. Positive evidence includes the existence of taxes paid in available carry back years as well as the probability that taxable income will be generated in future periods while negative evidence includes significant cumulative losses in the past several years as well as general business and economic trends.

At June 30, 2014 and December 31, 2013, the Corporation determined that a valuation allowance relating to the deferred tax asset was necessary. This determination was based largely on the negative evidence represented by the losses in the prior fiscal years caused by the significant loss provisions associated with the loan portfolio. Therefore, a valuation allowance of $116.1 million and $119.8 million at June 30, 2014 and December 31, 2013, respectively, was recorded to offset net deferred tax assets.

The significant components of deferred tax assets (liabilities) are as follows:

	June 30, 2014	December 31, 2013
	(In thousands)
Deferred tax assets:
Allowance for loan losses	$19,728	$27,193
OREO valuation allowance and other loss reserves	13,598	15,026
Federal NOL carryforwards	72,312	66,359
State NOL carryforwards	16,793	15,710
Unrealized securities losses, net	742	2,657
Other	2,670	3,154

Total deferred tax assets	125,843	130,099
Valuation allowance	(116,071)	(119,780)

Adjusted deferred tax assets	9,772	10,319
Deferred tax liabilities:
FHLB stock dividends	(833)	(833)
Mortgage servicing rights	(8,397)	(8,944)
Other	(542)	(542)

Total deferred tax liabilities	(9,772)	(10,319)

Net deferred tax assets	$—	$—

The Corporation is subject to U.S. federal income tax as well as income tax of various state jurisdictions. The tax years 2010-2013 remain open to examination by the Internal Revenue Service and certain state jurisdictions while the years 2009-2013 remain open to examination by certain other state jurisdictions.

The Corporation recognizes any interest and penalties related to uncertain tax positions in income tax expense. As of June 30, 2014 and December 31, 2013, the Corporation has not recognized any accrued interest and penalties related to uncertain tax positions.

Note 18—Income Taxes

The Corporation and its subsidiaries file a consolidated federal income tax return and combined state income tax returns. The provision for income taxes consists of the following:

	Nine Months Ended December 31,		Year Ended March 31,
	2013	2012	2013	2012
		(Unaudited)
	(In thousands)
Current:
Federal	$—	$(51)	$(51)	$—
State	9	(130)	(130)	10

	9	(181)	(181)	10
Deferred:
Federal	—	—	—	—
State	—	—	—	—

	—	—	—	—

Total income tax expense (benefit)	$9	$(181)	$(181)	$10

At December 31, 2013, March 31, 2013 and 2012, the affiliated group had a federal net operating loss and tax credit carryover of $185.1 million, $285.9 million and $232.4 million, respectively, and at December 31, 2013, March 31, 2013 and 2012, certain subsidiaries had state net operating loss carryovers of $301.8 million, $403.4 million and $350.4 million, respectively. These carryovers expire in varying amounts in 2014 through 2033.

The provision for income taxes differs from that computed at the federal statutory corporate tax rate as follows:

	Nine Months Ended December 31,				Year Ended March 31,
	2013		2012		2013		2012
		% of		% of		% of		% of
		Pretax		Pretax		Pretax		Pretax
	Amount	Income	Amount	Income	Amount	Income	Amount	Income
			(Unaudited)
	(Dollars in thousands)
Net income (loss) before income taxes	$111,632	100.0%	$(20,333)	100.0%	$(34,353)	100.0%	$(36,728)	100.0%

Income tax expense (benefit) at federal statutory rate	$39,071	35.0%	$(7,117)	35.0%	$(12,024)	35.0%	$(12,855)	35.0%
State income taxes, net of federal income tax benefits	(1,008)	(0.9)	(1,116)	5.5	(1,840)	5.3	(1,874)	5.1
Cancellation of indebtedness income exclusion	(47,080)	(42.2)	—	—	—	—	—	—
Increase in valuation allowance	7,906	7.1	8,004	(39.4)	13,643	(39.7)	14,666	(39.9)
Other	1,120	1.0	48	(0.2)	40	(0.1)	73	(0.2)

Income tax expense (benefit)	$9	—%	$(181)	0.9%	$(181)	0.5%	$10	—%

The Corporation accounts for income taxes based on the asset and liability method. Deferred tax assets and liabilities are recorded based on the difference between the tax basis of assets and liabilities and their carrying amounts for financial reporting purposes, computed using enacted tax rates. Significant net deferred tax assets have been created for NOL carryforwards and deductible temporary differences, the largest of which relates to our allowance for loan losses. For income tax purposes, only net charge-offs on uncollectible loans are deductible, not the provision for credit losses.

Under generally accepted accounting principles, a valuation allowance is required to be recognized if it is “more likely than not” that a deferred tax asset will not be realized. The determination of the realizability of the deferred tax assets is highly subjective and dependent upon management’s evaluation and judgment of both positive and negative evidence, the forecasts of future income, applicable tax planning strategies, and assessments of the current and future economic and business conditions. The Corporation considers both positive and negative evidence regarding the ultimate realizability of deferred tax assets. Positive evidence includes the existence of taxes paid in available carry back years as well as the probability that taxable income will be generated in future periods while negative evidence includes significant cumulative losses in the past several years as well as general business and economic trends.

At December 31, 2013 and March 31, 2013, the Corporation determined that a valuation allowance relating to the deferred tax asset was necessary. This determination was based largely on the negative evidence represented by the losses in the prior fiscal years caused by the significant loss provisions associated with the loan portfolio. In addition, general uncertainty surrounding future economic and business conditions increase the potential volatility and uncertainty of projected earnings. Therefore, a valuation allowance of $119.8 million and $162.1 million at December 31, 2013 and March 31, 2013, respectively, was recorded to offset net deferred tax assets.

The significant components of deferred tax assets (liabilities) are as follows:

	December 31,	March 31,
	2013	2013
	(In thousands)
Deferred tax assets:
Allowance for loan losses	$27,193	$32,275
OREO valuation allowance and other loss reserves	15,026	17,101
Federal NOL carryforwards	66,359	101,629
State NOL carryforwards	15,710	20,929
Unrealized securities losses, net	2,657	—
Other	3,141	3,629

Total deferred tax assets	130,086	175,563
Valuation allowance	(119,780)	(162,077)

Adjusted deferred tax assets	10,306	13,486
Deferred tax liabilities:
FHLB stock dividends	(820)	(1,928)
Mortgage servicing rights	(8,944)	(8,754)
Unrealized securities gains, net	—	(1,435)
Other	(542)	(1,369)

Total deferred tax liabilities	(10,306)	(13,486)

Net deferred tax assets	$—	$—

The Corporation is subject to U.S. federal income tax as well as income tax of various state jurisdictions. The tax years 2010-2013 remain open to examination by the Internal Revenue Service and certain state jurisdictions while the years 2009-2013 remain open to examination by certain other state jurisdictions.

The Corporation recognizes any interest and penalties related to uncertain tax positions in income tax expense. As of December 31, 2013 and March 31, 2013, the Corporation has not recognized any accrued interest and penalties related to uncertain tax positions.